                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004
                                               -------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      100 South Bedford Road, Suite 110
              Mt. Kisco, NY  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  David Sachs
Title: Managing Member
Phone: (914) 244-4100

Signature, Place, and Date of Signing:

            /S/ DAVID SACHS            MT. KISCO, NEW YORK              7/28/04
            ---------------            -------------------              -------
             [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     0
                                                  ----------

Form 13F Information Table Entry Total:                   37
                                                  ----------

Form 13F Information Table Value Total:            $ 227,521
                                                  ----------
                                                  (thousands)




List of Other Included Managers:

None


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
NAME OF ISSUER                     TITLE OF CLASS         CUSIP            MARKET VALUE        SHARES/PRN AMT      SH/PRN   PUT
                                                                           * 1000                                           /CALL
AMER INTERNATIONAL GROUP INC       COMMON STOCK           026874107                 9266               130000      SH
ARAMARK CORP-CL B                  COMMON STOCK           038521100                 6540               227400      SH
BIOGEN IDEC INC                    COMMON STOCK           09062X103                 6325               100000      SH
CLEAR CHANNEL COMMUNICATIONS       COMMON STOCK           184502102                 6466               175000      SH
COMCAST CORPORATION                COMMON STOCK           20030N200                10906               395000      SH
DST SYSTEMS INC-DEL                COMMON STOCK           233326107                10291               214000      SH
***DIAGEO PLC-SPONSORED ADR        COMMON STOCK           25243Q205                11552               211000      SH
ESPEED INC                         COMMON STOCK           296643109                  883                50000      SH
FIRST ACCEPTANCE CORP              COMMON STOCK           318457108                 7610              1087196      SH
***FOMENTO ECONOMICO MEXICANO      COMMON STOCK           344419106                 6051               132000      SH
FOOT LOCKER INC                    COMMON STOCK           344849104                 7570               311000      SH
GENERAL ELECTRIC CO                COMMON STOCK           369604103                12474               385000      SH
GOODYEAR TIRE & RUBBER CO          COMMON STOCK           382550101                 4985               548400      SH
GOODYEAR TIRE & RUBBER CO          CALL                   382550101                  909               100000      SH       CALL
GOODYEAR TIRE & RUBBER CO          PUT                    382550951                 2727               300000      SH       PUT
HARRAHS ENTERTAINMENT INC          COMMON STOCK           413619107                 5410               100000      SH
INTERACTIVECORP                    COMMON STOCK           45840Q101                 2505                83100      SH
KROGER CO                          COMMON STOCK           501044101                 1602                88000      SH
L-3 COMMUNICATIONS HOLDINGS        COMMON STOCK           502424104                 8604               128800      SH
LIBERTY MEDIA CORP SER A NEW       COMMON STOCK           530718105                 6153               684377      SH
LIBERTY MEDIA INTL INC             COMMON STOCK           530719103                 1269                34217      SH
LOUDEYE CORPORATION                COMMON STOCK           545754103                 1104               699000      SH
LOWES CO INC                       COMMON STOCK           548661107                 3763                71600      SH
PMI GROUP INC                      COMMON STOCK           69344M101                 8969               206100      SH
PAXAR CORP                         COMMON STOCK           704227107                 9157               469100      SH
QWEST COMMUNICATIONS               COMMON STOCK           749121109                 2319               646100      SH
REWARDS NETWORK INC                COMMON STOCK           761557107                 2817               313000      SH
SILGAN HOLDINGS INC                COMMON STOCK           827048109                 5309               131700      SH
***SONY CORP-ADR NEW               COMMON STOCK           835699307                 7005               184100      SH
TIME WARNER INC                    COMMON STOCK           887317105                10594               602600      SH
***TYCO INTERNATIONAL LTD          COMMON STOCK           902124106                18592               561000      SH
UNITEDGLOBALCOM                    COMMON STOCK           913247508                 4429               610000      SH
***VIVENDI UNIVERSAL               COMMON STOCK           92851S204                 6007               215300      SH
***WPP GROUP PLC-SPONSORED ADR     COMMON STOCK           929309300                 2879                56200      SH
XEROX CORP                         COMMON STOCK           984121103                12050               831000      SH
ZENITH NATIONAL INSURANCE CORP     COMMON STOCK           989390109                 1458                30000      SH
***TRANSOCEAN INC                  COMMON STOCK           G90078109                  972                33600      SH

                                                                                  227521



NAME OF ISSUER                       INVESTMENT        MANAGERS        SOLE         SHARED        NONE
                                     DISCRETION
AMER INTERNATIONAL GROUP INC         SOLE                              122400                     7600
ARAMARK CORP-CL B                    SOLE                              215400                    12000
BIOGEN IDEC INC                      SOLE                               94500                     5500
CLEAR CHANNEL COMMUNICATIONS         SOLE                              165500                     9500
COMCAST CORPORATION                  SOLE                              373400                    21600
DST SYSTEMS INC-DEL                  SOLE                              205300                     8700
***DIAGEO PLC-SPONSORED ADR          SOLE                              198600                    12400
ESPEED INC                           SOLE                               47300                     2700
FIRST ACCEPTANCE CORP                SOLE                             1035193                    52003
***FOMENTO ECONOMICO MEXICANO        SOLE                              124600                     7400
FOOT LOCKER INC                      SOLE                              297000                    14000
GENERAL ELECTRIC CO                  SOLE                              364100                    20900
GOODYEAR TIRE & RUBBER CO            SOLE                              518200                    30200
GOODYEAR TIRE & RUBBER CO            SOLE                               96400                     3600
GOODYEAR TIRE & RUBBER CO            SOLE                              289200                    10800
HARRAHS ENTERTAINMENT INC            SOLE                               97200                     2800
INTERACTIVECORP                      SOLE                               83100
KROGER CO                            SOLE                               88000
L-3 COMMUNICATIONS HOLDINGS          SOLE                              124400                     4400
LIBERTY MEDIA CORP SER A NEW         SOLE                              657298                    27079
LIBERTY MEDIA INTL INC               SOLE                               32864                     1353
LOUDEYE CORPORATION                  SOLE                                                        50000
LOWES CO INC                         SOLE                               71600
PMI GROUP INC                        SOLE                              195500                    10600
PAXAR CORP                           SOLE                              443500                    25600
QWEST COMMUNICATIONS                 SOLE                              610700                    35400
REWARDS NETWORK INC                  SOLE                              294700                    18300
SILGAN HOLDINGS INC                  SOLE                              126200                     5500
***SONY CORP-ADR NEW                 SOLE                              174400                     9700
TIME WARNER INC                      SOLE                              569200                    33400
***TYCO INTERNATIONAL LTD            SOLE                              531600                    29400
UNITEDGLOBALCOM                      SOLE                              576472                    33528
***VIVENDI UNIVERSAL                 SOLE                              203400                    11900
***WPP GROUP PLC-SPONSORED ADR       SOLE                               54300                     1900
XEROX CORP                           SOLE                              786400                    44600
ZENITH NATIONAL INSURANCE CORP       SOLE                               30000
***TRANSOCEAN INC                    SOLE                               33600

                                     No. of Other       0